Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balance at Jun. 26, 2001
Capital contribution at inception (June 27, 2001)			$ 10			$ 10
Net loss					(170,592)	(170,592)
Balance at Dec. 31, 2001			10		(170,592)	(170,582)
Net loss					(618,137)	(618,137)
Issuance of common stock		2,790	(2,320)			470
Issuance of common stock (in Shares)		2,789,954
Issuance of common stock for technology license		705	148,151			148,856
Issuance of common stock for technology license (in Shares)		704,534
Balance at Dec. 31, 2002		3,495	145,841		(788,729)	(639,393)
Balance (in Shares) at Dec. 31, 2002		3,494,488
Net loss					(947,804)	(947,804)
Issuance of common stock		1,229	2,458,380			2,459,609
Issuance of common stock (in Shares)		1,229,278
Balance at Dec. 31, 2003		4,724	2,604,221		(1,736,533)	872,412
Balance (in Shares) at Dec. 31, 2003		4,723,766
Net loss					(2,351,828)	(2,351,828)
Issuance of common stock		1,483	2,988,436	(2,750,000)		239,919
Issuance of common stock (in Shares)		1,482,605
Cash payments received on stock subscription receivable				750,000		750,000
Issuance of common stock for technology license		49	99,951			100,000
Issuance of common stock for technology license (in Shares)		49,420
Balance at Dec. 31, 2004		6,256	5,692,608	(2,000,000)	(4,088,361)	(389,497)
Balance (in Shares) at Dec. 31, 2004		6,255,791
Net loss					(1,611,086)	(1,611,086)
Cash payments received on stock subscription receivable				1,500,000		1,500,000
Balance at Dec. 31, 2005		6,256	5,692,608	(500,000)	(5,699,447)	(500,583)
Balance (in Shares) at Dec. 31, 2005		6,255,791
Net loss					(584,166)	(584,166)
Cash payments received on stock subscription receivable				500,000		500,000
Conversion of preferred stock to common stock		3,551	1,071,565			1,075,116
Conversion of preferred stock to common stock (in Shares)		3,550,851
Common stock issued in connection with merger		4,360	1,708,489			1,712,849
Common stock issued in connection with merger (in Shares)		4,359,891
Issuance of common stock upon option and warrant exercise		57	(57)
Issuance of common stock upon option and warrant exercise (in Shares)		56,825
Balance at Dec. 31, 2006		14,224	8,472,605		(6,283,613)	2,203,216
Balance (in Shares) at Dec. 31, 2006		14,223,358
Net loss					(4,241,796)	(4,241,796)
Issuance of common stock		407	3,162,543			3,162,950
Issuance of common stock (in Shares)		406,729
Issuance of common stock upon option and warrant exercise		2	4,998			5,000
Issuance of common stock upon option and warrant exercise (in Shares)		2,471
Stock-based compensation expense			1,518,496			1,518,496
Balance at Dec. 31, 2007		14,633	13,158,642		(10,525,409)	2,647,866
Balance (in Shares) at Dec. 31, 2007		14,632,558
Net loss					(3,728,187)	(3,728,187)
Issuance of common stock		306	1,770,785			1,771,091
Issuance of common stock (in Shares)		306,419
Issuance of common stock for services		10	73,990			74,000
Issuance of common stock for services (in Shares)		10,000
Stock-based compensation expense			1,945,049			1,945,049
Balance at Dec. 31, 2008		14,949	16,948,466		(14,253,596)	2,709,819
Balance (in Shares) at Dec. 31, 2008		14,948,977
Net loss					(3,284,252)	(3,284,252)
Issuance of common stock		216	1,519,784			1,520,000
Issuance of common stock (in Shares)		216,261
Issuance of common stock for services		5	31,495			31,500
Issuance of common stock for services (in Shares)		4,500
Issuance of common stock upon option and warrant exercise		463	1,499,537			1,500,000
Issuance of common stock upon option and warrant exercise (in Shares)		462,826
Stock-based compensation expense			1,267,165			1,267,165
Balance at Dec. 31, 2009		15,633	21,266,447		(17,537,848)	3,744,232
Balance (in Shares) at Dec. 31, 2009		15,632,564
Net loss					(2,747,328)	(2,747,328)
Issuance of common stock		12	89,988			90,000
Issuance of common stock (in Shares)		12,000
Issuance of common stock for services		10	53,803			53,813
Issuance of common stock for services (in Shares)		10,500				10,500
Stock-based compensation expense			696,719			696,719
Fractional share cash payout upon reverse split			(1,210)			(1,210)
Fractional share cash payout upon reverse split (in Shares)		(218)
Balance at Dec. 31, 2010		15,655	22,105,747		(20,285,176)	1,836,226
Balance (in Shares) at Dec. 31, 2010		15,654,846
Net loss					(2,346,826)	(2,346,826)
Issuance of common stock		659	440,551			441,210
Issuance of common stock (in Shares)		658,520
Issuance of common stock for services		129	149,871			150,000
Issuance of common stock for services (in Shares)		129,245				129,245
Cash payments received on stock subscription receivable						404,410
Stock-based compensation expense			622,997			622,997
Balance at Dec. 31, 2011		16,443	23,319,166		(22,632,002)	703,607
Balance (in Shares) at Dec. 31, 2011		16,442,611
Net loss					(2,135,140)	(2,135,140)
Issuance of common stock		408	272,952			273,360
Issuance of common stock (in Shares)		407,999
Sale of convertible preferred stock and warrants for cash	871,614		1,127,418			1,999,032
Sale of convertible preferred stock and warrants for cash (in Shares)	2,200
Issuance of common stock for services (in Shares)						0
Cash payments received on stock subscription receivable						310,160
Conversion of preferred stock to common stock	(559,418)	1,882	557,536
Conversion of preferred stock to common stock (in Shares)	(1,412)	1,882,667
Issuance of common stock upon option and warrant exercise (in Shares)						0
Stock-based compensation expense			310,076			310,076
Balance at Dec. 31, 2012	$ 312,196	$ 18,733	$ 25,587,148		$ (24,767,142)	$ 1,150,935
Balance (in Shares) at Dec. 31, 2012	788	18,733,277